Summary of Significant Accounting Policies - Consolidated Statement of Financial Position (Detail) - PHP (₱)	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent Assets
Property and equipment (Notes 9 and 21)	₱ 195,964,000,000		₱ 186,907,000,000	₱ 203,188,000,000
Investments in associates and joint ventures	55,427,000,000		46,130,000,000	56,858,000,000
Less: To financial assets at FVPL	4,763,000,000
Debt instruments at amortized cost (Note 12)	150,000,000	₱ 0
Investment properties (Notes 6 and 13)	777,000,000		1,635,000,000	1,890,000,000
Goodwill and intangible assets (Note 14)	68,583,000,000		69,583,000,000
Deferred income tax assets – net (Note 7)	27,697,000,000		30,466,000,000	27,348,000,000
Deferred income tax assets	24,716,000,000		27,100,000,000	23,781,000,000
Derivative financial assets – net of current portion (Note 27)	140,000,000		215,000,000
Prepayments – net of current portion (Note 18)	6,255,000,000		5,370,000,000
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)	2,749,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Contract assets – net of current portion	1,083,000,000
Other non-financial assets – net of current portion	230,000,000
Total Noncurrent Assets	383,176,000,000		369,775,000,000
Current Assets
Cash and cash equivalents (Note 15)	51,654,000,000		32,905,000,000	38,722,000,000	₱ 46,455,000,000
Short-term investments (Note 27)	1,165,000,000		1,074,000,000
Trade and other receivables (Note 16)	24,056,000,000		33,761,000,000
Inventories and supplies	2,878,000,000		3,933,000,000
Current portion of contract assets (Note 5)	2,185,000,000
Current portion of derivative financial assets (Note 27)	183,000,000		171,000,000
Current portion of prepayments (Note 18)	7,760,000,000		9,633,000,000
Current portion of advances and other noncurrent assets (Note 19)	620,000,000		8,092,000,000
Current portion of other financial assets (Notes 19 and 27)	7,008,000,000
Current portion of other non-financial assets	461,000,000
Total Current Assets	99,574,000,000		89,669,000,000
TOTAL ASSETS	482,750,000,000		459,444,000,000	475,119,000,000
Equity
Equity attributable to equity holders of PLDT	112,358,000,000		106,842,000,000
Noncontrolling interests (Note 6)	4,308,000,000		4,341,000,000
TOTAL EQUITY	116,666,000,000		111,183,000,000	108,537,000,000	₱ 113,898,000,000
Current Liabilities
Accounts payable (Note 22)	74,610,000,000		60,445,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	95,724,000,000		90,740,000,000
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	20,441,000,000		14,957,000,000
Dividends payable	1,533,000,000		1,575,000,000
Current portion of derivative financial liabilities (Note 27)	80,000,000		141,000,000
Income tax payable	220,000,000		233,000,000
Total Current Liabilities	192,608,000,000		168,091,000,000
Total Liabilities	366,084,000,000		348,261,000,000	366,582,000,000
TOTAL EQUITY AND LIABILITIES	482,750,000,000		459,444,000,000
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	155,835,000,000		157,654,000,000
Deferred income tax liabilities (Note 7)	2,981,000,000		3,366,000,000	₱ 3,567,000,000
Customers’ deposits (Note 27)	2,194,000,000		2,443,000,000
Pension and other employee benefits (Note 25)	7,182,000,000		8,997,000,000
Deferred credits and other noncurrent liabilities (Note 21)	5,284,000,000		7,702,000,000
Total Noncurrent Liabilities	173,476,000,000		₱ 180,170,000,000
IFRS 15 [Member]
Noncurrent Assets
Property and equipment (Notes 9 and 21)	195,964,000,000
Investments in associates and joint ventures	55,427,000,000
Less: To financial assets at FVPL	4,763,000,000
Debt instruments at amortized cost (Note 12)	150,000,000
Investment properties (Notes 6 and 13)	777,000,000
Goodwill and intangible assets (Note 14)	68,583,000,000
Deferred income tax assets – net (Note 7)	27,697,000,000
Derivative financial assets – net of current portion (Note 27)	140,000,000
Prepayments – net of current portion (Note 18)	6,255,000,000
Advances and other noncurrent assets – net of current portion	17,083,000,000
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)	2,749,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Contract assets – net of current portion	1,083,000,000
Other non-financial assets – net of current portion	230,000,000
Total Noncurrent Assets	383,176,000,000
Current Assets
Cash and cash equivalents (Note 15)	51,654,000,000
Short-term investments (Note 27)	1,165,000,000
Trade and other receivables (Note 16)	24,056,000,000
Inventories and supplies	2,878,000,000
Current portion of contract assets (Note 5)	2,185,000,000
Current portion of derivative financial assets (Note 27)	183,000,000
Current portion of prepayments (Note 18)	7,760,000,000
Current portion of advances and other noncurrent assets (Note 19)	620,000,000
Current portion of financial assets at fair value through profit or loss	1,604,000,000
Current portion of other financial assets (Notes 19 and 27)	7,008,000,000
Current portion of other non-financial assets	461,000,000
Total Current Assets	99,574,000,000
TOTAL ASSETS	482,750,000,000
Equity
Equity attributable to equity holders of PLDT	112,358,000,000
Noncontrolling interests (Note 6)	4,308,000,000
TOTAL EQUITY	116,666,000,000
Current Liabilities
Accounts payable (Note 22)	74,610,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	95,724,000,000
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	20,441,000,000
Dividends payable	1,533,000,000
Current portion of derivative financial liabilities (Note 27)	80,000,000
Income tax payable	220,000,000
Total Current Liabilities	192,608,000,000
Total Liabilities	366,084,000,000
TOTAL EQUITY AND LIABILITIES	482,750,000,000
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	155,835,000,000
Deferred income tax liabilities (Note 7)	2,981,000,000
Customers’ deposits (Note 27)	2,194,000,000
Pension and other employee benefits (Note 25)	7,182,000,000
Deferred credits and other noncurrent liabilities (Note 21)	5,284,000,000
Total Noncurrent Liabilities	173,476,000,000
IAS 18 [Member]
Noncurrent Assets
Property and equipment (Notes 9 and 21)	195,964,000,000
Investments in associates and joint ventures	55,427,000,000
Less: To financial assets at FVPL	4,763,000,000
Debt instruments at amortized cost (Note 12)	150,000,000
Investment properties (Notes 6 and 13)	777,000,000
Goodwill and intangible assets (Note 14)	68,583,000,000
Deferred income tax assets – net (Note 7)	28,530,000,000
Derivative financial assets – net of current portion (Note 27)	140,000,000
Prepayments – net of current portion (Note 18)	6,255,000,000
Advances and other noncurrent assets – net of current portion	17,083,000,000
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6 and 24)	2,749,000,000
Other financial assets – net of current portion (Note 27)	2,275,000,000
Other non-financial assets – net of current portion	230,000,000
Total Noncurrent Assets	382,926,000,000
Current Assets
Cash and cash equivalents (Note 15)	51,654,000,000
Short-term investments (Note 27)	1,165,000,000
Trade and other receivables (Note 16)	23,958,000,000
Inventories and supplies	2,878,000,000
Current portion of derivative financial assets (Note 27)	183,000,000
Current portion of prepayments (Note 18)	7,760,000,000
Current portion of advances and other noncurrent assets (Note 19)	620,000,000
Current portion of financial assets at fair value through profit or loss	1,604,000,000
Current portion of other financial assets (Notes 19 and 27)	7,008,000,000
Current portion of other non-financial assets	461,000,000
Total Current Assets	97,291,000,000
TOTAL ASSETS	480,217,000,000
Equity
Equity attributable to equity holders of PLDT	110,115,000,000
Noncontrolling interests (Note 6)	4,308,000,000
TOTAL EQUITY	114,423,000,000
Current Liabilities
Accounts payable (Note 22)	74,610,000,000
Accrued expenses and other current liabilities (Notes 23 and 26)	95,637,000,000
Current portion of interest-bearing financial liabilities (Notes 20, 24 and 27)	20,441,000,000
Dividends payable	1,533,000,000
Current portion of derivative financial liabilities (Note 27)	80,000,000
Income tax payable	220,000,000
Total Current Liabilities	192,521,000,000
Total Liabilities	365,794,000,000
TOTAL EQUITY AND LIABILITIES	480,217,000,000
Interest-bearing financial liabilities – net of current portion (Notes 20 and 27)	155,835,000,000
Deferred income tax liabilities (Note 7)	2,836,000,000
Customers’ deposits (Note 27)	2,194,000,000
Pension and other employee benefits (Note 25)	7,182,000,000
Deferred credits and other noncurrent liabilities (Note 21)	5,226,000,000
Total Noncurrent Liabilities	173,273,000,000
Increase (Decrease) [Member]
Noncurrent Assets
Deferred income tax assets	(833,000,000)	(918,000,000)
Contract assets – net of current portion	1,083,000,000
Total Noncurrent Assets	250,000,000
Current Assets
Trade and other receivables (Note 16)	98,000,000
Current portion of contract assets (Note 5)	2,185,000,000
Total Current Assets	2,283,000,000
TOTAL ASSETS	2,533,000,000	2,925,000,000
Equity
Equity attributable to equity holders of PLDT	2,243,000,000
TOTAL EQUITY	2,243,000,000
Current Liabilities
Accrued expenses and other current liabilities (Notes 23 and 26)	87,000,000
Total Current Liabilities	87,000,000
Total Liabilities	290,000,000	372,000,000
TOTAL EQUITY AND LIABILITIES	2,533,000,000
Deferred income tax liabilities (Note 7)	145,000,000	₱ 194,000,000
Deferred credits and other noncurrent liabilities (Note 21)	58,000,000
Total Noncurrent Liabilities	₱ 203,000,000